Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses

EUR'000	2025	2024	2023
Foreign currency gain	5,784	1,511	109
Fair value change of derivative (ineffectiveness)	—	428	—
Interest income	1,714	3,294	1,432
Financial income	7,498	5,233	1,541

EUR'000	2025	2024	2023
Interest linked to debt liabilities	21,209	2,368	2,851
Guarantee charges	994	581	—
Fair value change of derivative (ineffectiveness)	1,577	—	765
Lease liabilities	746	428	25
Foreign currency loss	10,877	3,322	389
Bank fees	1,974	501	456
Financial expenses	37,377	7,200	4,486